Subsequent Events (Details) - HKEducation Vision Holding Co Limited [Member] - Forecast [Member]	Sep. 15, 2026 CNY (¥) shares
Subsequent Events [Line Items]
Economic interests	40.00%
Aggregate purchase price | ¥	¥ 14,301,664,200
Number of shares issued | shares	284,372,086